Offerings	Aug. 07, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value
Amount Registered | shares	144,404
Proposed Maximum Offering Price per Unit	4.97
Maximum Aggregate Offering Price	$ 717,687.88
Fee Rate	0.01476%
Amount of Registration Fee	$ 105.93
Offering Note	Calculated solely for purposes of calculating the amount of the registration fee under Rule 457(h) of the Securities Act of 1933, as amended, the Proposed Maximum Offering Price Per Unit is based on the average of the high and low selling prices per share of the Registrant's Common Stock on August 5, 2024 as reported on the NASDAQ Global Select Market. The registrant's shares of Common Stock trade on the NASDAQ Global Select Market under the symbol STKL and on the Toronto Stock Exchange under the symbol SOY.

Represents shares of Common Stock underlying restricted stock units granted to the Registrant's Chief Executive Officer pursuant to the stand-alone Restricted Stock Unit Award Agreement as an inducement material to his acceptance of employment with the Registrant in accordance with the "inducement" grant exception under Nasdaq Rule 5635(c)(4), as approved by the board of directors of the Registrant.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value
Amount Registered | shares	230,804
Proposed Maximum Offering Price per Unit	4.97
Maximum Aggregate Offering Price	$ 1,147,095.88
Fee Rate	0.01476%
Amount of Registration Fee	$ 169.31
Offering Note	Represents shares of Common Stock underlying stock options granted to the Registrant's Chief Executive Officer pursuant to the stand-alone Stock Option Award Agreement as an inducement material to his acceptance of employment with the Registrant in accordance with the "inducement" grant exception under Nasdaq Rule 5635(c)(4), as approved by the board of directors of the Registrant.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value
Amount Registered | shares	577,616
Proposed Maximum Offering Price per Unit	4.97
Maximum Aggregate Offering Price	$ 2,870,751.52
Fee Rate	0.01476%
Amount of Registration Fee	$ 423.72
Offering Note	Represents shares of Common Stock underlying performance share units granted to the Registrant's Chief Executive Officer pursuant to the stand-alone Performance Share Unit Award Agreement as an inducement material to his acceptance of employment with the Registrant in accordance with the "inducement" grant exception under Nasdaq Rule 5635(c)(4), as approved by the board of directors of the Registrant.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value
Amount Registered | shares	74,000
Proposed Maximum Offering Price per Unit	4.97
Maximum Aggregate Offering Price	$ 367,780.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 54.28
Offering Note	Represents shares of Common Stock underlying matched restricted stock units granted to the Registrant's Chief Executive Officer pursuant to the stand-alone Restricted Stock Unit Award Agreement as an inducement material to his acceptance of employment with the Registrant in accordance with the "inducement" grant exception under Nasdaq Rule 5635(c)(4), as approved by the board of directors of the Registrant.